Financing Receivable, Net - Summary of Balances of Financing Receivables by Due Date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, after Allowance for Credit Loss [Abstract]
Due in 0-12 months	¥ 6,478,949	¥ 4,080,316
Due in 13-24 months	370,652	229,900
Due in 25-36 months	59,217	22,615
Due thereafter	43,676	8,135
Total financing receivables (excluding accrued interest receivable)	¥ 6,952,494	¥ 4,340,966